Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Summary of components of Lease Costs
As of December 31, 2024 and 2023, the weighted-average remaining lease term and discount rate related to the operating lease ROU assets and related lease liabilities were as follows:

	As of December 31,
	2024	2023
Weighted-average remaining lease term — operating leases (in years)	1.8	2.5
Weighted-average discount rate — operating leases	10.58%	10.47%

Summary of Future Minimum Lease Payments for Operating Lease
The following table sets forth the remaining maturities of operating lease liabilities as of December 31, 2024 (in thousands):

2025	$310
2026	246

Total future minimum lease payments	556
Less: amount of lease payments representing interest	(8)

Total lease liabilities	548
Less: lease liabilities, current	(309)

Lease liabilities, non-current	$239

Supplemental Cash Flow Information Related to the Operating Leases	Supplemental cash flow information related to the operating leases was as follows (in thousands):

	As of December 31,
	2024	2023
Cash paid for operating leases	$513	$712

IKENA ONCOLOGY INC
Summary of components of Lease Costs
The components of the lease costs under ASC 842 were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Operating lease costs	$2,758	$2,316
Variable lease costs	1,540	889

Total lease costs	$4,298	$3,205

Summary of Supplemental Cash Flow Information Relating to the Company's Leases
Supplemental disclosure of cash flow information related to the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of operating lease liability	$4,079	$2,534

Summary of Weighted-Average Remaining Lease Terms and Discount Rate
The weighted-average remaining lease terms and discount rates related to the Company’s leases were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term — operating leases (in years)	2.0	3.0
Weighted-average discount rate — operating leases	7.8%	7.8%

Summary of Future Minimum Lease Payments for Operating Lease
The future minimum lease payments for the Company’s operating lease as of December 31, 2024, were as follows (in thousands):

Years ending December 31,
2025	$4,212
2026	3,171
2027	720

Total minimum lease payments	8,103
Less: imputed interest	(582)

Total operating lease liability	$7,521

Schedule of Operating Lease Liabilities on Consolidated Balance Sheets
The following table represents operating lease liabilities on the consolidated balance sheets (in thousands):

December 31, 2024
Operating lease liability	$3,784
Long-term portion of operating lease liability	3,737

Total operating lease liability	$7,521